Cover	Mar. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity File Number	001-37492
Entity Registrant Name	ANIXA BIOSCIENCES, INC.
Entity Central Index Key	0000715446
Entity Tax Identification Number	11-2622630
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3150 Almaden Expressway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95118
City Area Code	(408)
Local Phone Number	708-9808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ANIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false